Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions	Other than compensation to directors and stock options available to the directors, there were no transactions with other related parties in the years 2019, 2018 and 2017.
ZHEJIANG TIANLAN
Related party transactions	There were sales of certain shareholding in a subsidiary/subsidiaries to the related company/ shareholders of the Company with gross sale proceeds of RMB510,000 in 2019 (2018: RMB10,140,000).